UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Destiny I Class O Fund

December 31, 2005

1.811319.101

DESIO-QTLY-0206

Investments December 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 14.3%
Diversified Consumer Services - 2.5%
Apollo Group, Inc. Class A (a)	1,080,760	$ 65,342,750
Bright Horizons Family Solutions, Inc. (a)	396,760	14,699,958
		80,042,708
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	608,900	32,557,883
Starbucks Corp. (a)	521,400	15,647,214
		48,205,097
Internet & Catalog Retail - 2.8%
eBay, Inc. (a)	2,085,400	90,193,550
Media - 2.0%
Clear Channel Outdoor Holding, Inc. Class A	248,100	4,974,405
Lamar Advertising Co. Class A (a)	403,500	18,617,490
Univision Communications, Inc. Class A (a)	1,379,600	40,546,444
		64,138,339
Specialty Retail - 5.2%
Aeropostale, Inc. (a)	682,700	17,955,010
Home Depot, Inc.	2,582,500	104,539,600
Staples, Inc.	2,036,200	46,242,102
		168,736,712
Textiles, Apparel & Luxury Goods - 0.3%
Fossil, Inc. (a)	519,602	11,176,639
TOTAL CONSUMER DISCRETIONARY		462,493,045
CONSUMER STAPLES - 4.5%
Food & Staples Retailing - 3.8%
CVS Corp.	509,300	13,455,706
Wal-Mart Stores, Inc.	2,314,100	108,299,880
		121,755,586
Food Products - 0.7%
Nestle SA (Reg.)	76,928	23,008,146
TOTAL CONSUMER STAPLES		144,763,732
ENERGY - 13.5%
Energy Equipment & Services - 5.4%
Halliburton Co.	834,400	51,699,424
National Oilwell Varco, Inc. (a)	382,100	23,957,670
Noble Corp.	334,800	23,616,792
Schlumberger Ltd. (NY Shares)	419,800	40,783,570
Smith International, Inc.	322,000	11,949,420
Weatherford International Ltd. (a)	627,600	22,719,120
		174,725,996
Oil, Gas & Consumable Fuels - 8.1%
Amerada Hess Corp.	140,400	17,805,528
Apache Corp.	505,800	34,657,416
ConocoPhillips	636,500	37,031,570

	Shares	Value
Forest Oil Corp. (a)	328,100	$ 14,951,517
Occidental Petroleum Corp.	602,000	48,087,760
Total SA sponsored ADR	291,100	36,795,040
Valero Energy Corp.	999,800	51,589,680
XTO Energy, Inc.	500,000	21,970,000
		262,888,511
TOTAL ENERGY		437,614,507
FINANCIALS - 27.3%
Capital Markets - 3.9%
Goldman Sachs Group, Inc.	601,900	76,868,649
UBS AG (NY Shares)	516,900	49,183,035
		126,051,684
Commercial Banks - 4.0%
Bank of America Corp.	2,401,400	110,824,610
Standard Chartered PLC (United Kingdom)	581,505	12,964,115
State Bank of India	302,134	6,628,617
		130,417,342
Diversified Financial Services - 1.6%
JPMorgan Chase & Co.	1,287,500	51,100,875
Insurance - 17.4%
ACE Ltd.	1,680,170	89,788,285
AMBAC Financial Group, Inc.	1,022,900	78,824,674
American International Group, Inc.	3,343,964	228,158,664
Hartford Financial Services Group, Inc.	391,500	33,625,935
W.R. Berkley Corp.	1,143,576	54,457,089
XL Capital Ltd. Class A	1,142,600	76,988,388
		561,843,035
Thrifts & Mortgage Finance - 0.4%
Fannie Mae	307,300	14,999,313
TOTAL FINANCIALS		884,412,249
HEALTH CARE - 9.4%
Biotechnology - 1.4%
Cephalon, Inc. (a)	687,700	44,521,698
Health Care Equipment & Supplies - 0.5%
Waters Corp. (a)	424,000	16,027,200
Health Care Providers & Services - 3.4%
UnitedHealth Group, Inc.	1,746,800	108,546,152
Pharmaceuticals - 4.1%
Allergan, Inc.	197,700	21,343,692
Johnson & Johnson	1,213,400	72,925,340
Roche Holding AG (participation certificate)	132,447	19,887,209
Teva Pharmaceutical Industries Ltd. sponsored ADR	469,400	20,188,894
		134,345,135
TOTAL HEALTH CARE		303,440,185
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 12.4%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	1,557,500	$ 58,016,875
Commercial Services & Supplies - 3.0%
Robert Half International, Inc.	2,564,580	97,171,936
Industrial Conglomerates - 5.4%
General Electric Co.	4,962,700	173,942,635
Machinery - 0.6%
Deere & Co.	303,900	20,698,629
Road & Rail - 1.6%
Burlington Northern Santa Fe Corp.	311,500	22,060,430
Norfolk Southern Corp.	696,100	31,206,163
		53,266,593
TOTAL INDUSTRIALS		403,096,668
INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 0.8%
Research In Motion Ltd. (a)	400,000	26,407,466
Computers & Peripherals - 2.5%
Dell, Inc. (a)	2,720,900	81,599,791
Electronic Equipment & Instruments - 1.3%
Amphenol Corp. Class A	386,690	17,114,899
CDW Corp.	251,700	14,490,369
National Instruments Corp.	316,700	10,150,235
		41,755,503
Internet Software & Services - 3.2%
Google, Inc. Class A (sub. vtg.) (a)	195,700	81,188,102
Yahoo!, Inc. (a)	579,500	22,704,810
		103,892,912
IT Services - 0.6%
Affiliated Computer Services, Inc. Class A (a)	288,100	17,049,758
Office Electronics - 0.6%
Zebra Technologies Corp. Class A (a)	435,900	18,678,315
Semiconductors & Semiconductor Equipment - 3.3%
ARM Holdings PLC sponsored ADR	3,613,400	22,439,214
FormFactor, Inc. (a)	357,300	8,728,839
Intel Corp.	3,055,000	76,252,800
		107,420,853
Software - 5.7%
Cognos, Inc. (a)	400,000	13,952,088
Microsoft Corp.	4,182,198	109,364,478
Oracle Corp. (a)	2,824,900	34,492,029
Symantec Corp. (a)	1,533,200	26,831,000
		184,639,595
TOTAL INFORMATION TECHNOLOGY		581,444,193

	Shares	Value
MATERIALS - 0.3%
Metals & Mining - 0.3%
Mittal Steel Co. NV Class A (NY Shares)	400,000	$ 10,532,000
TOTAL COMMON STOCKS (Cost $2,970,573,747)		3,227,796,579
Nonconvertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Biotechnology - 0.0%
GeneProt, Inc. Series A (a)(d)	262,000	262
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,426,590)		262
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 4.28% (b)	11,748,195	11,748,195
Fidelity Securities Lending Cash Central Fund, 4.35% (b)(c)	51,986,450	51,986,450
TOTAL MONEY MARKET FUNDS (Cost $63,734,645)		63,734,645
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $3,035,734,982)	3,291,531,486
NET OTHER ASSETS - (1.7)%		(56,178,285)
NET ASSETS - 100%		$ 3,235,353,201
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $262 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$ 1,426,590
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 247,400
Fidelity Securities Lending Cash Central Fund	78,923
Total	$ 326,323
Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $3,070,156,743. Net unrealized appreciation aggregated $221,374,743, of which $373,953,139 related to appreciated investment securities and $152,578,396 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-800-433-0734 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Destiny I Class A Fund

December 31, 2005

1.811318.101

DESIN-QTLY-0206

Investments December 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 14.3%
Diversified Consumer Services - 2.5%
Apollo Group, Inc. Class A (a)	1,080,760	$ 65,342,750
Bright Horizons Family Solutions, Inc. (a)	396,760	14,699,958
		80,042,708
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	608,900	32,557,883
Starbucks Corp. (a)	521,400	15,647,214
		48,205,097
Internet & Catalog Retail - 2.8%
eBay, Inc. (a)	2,085,400	90,193,550
Media - 2.0%
Clear Channel Outdoor Holding, Inc. Class A	248,100	4,974,405
Lamar Advertising Co. Class A (a)	403,500	18,617,490
Univision Communications, Inc. Class A (a)	1,379,600	40,546,444
		64,138,339
Specialty Retail - 5.2%
Aeropostale, Inc. (a)	682,700	17,955,010
Home Depot, Inc.	2,582,500	104,539,600
Staples, Inc.	2,036,200	46,242,102
		168,736,712
Textiles, Apparel & Luxury Goods - 0.3%
Fossil, Inc. (a)	519,602	11,176,639
TOTAL CONSUMER DISCRETIONARY		462,493,045
CONSUMER STAPLES - 4.5%
Food & Staples Retailing - 3.8%
CVS Corp.	509,300	13,455,706
Wal-Mart Stores, Inc.	2,314,100	108,299,880
		121,755,586
Food Products - 0.7%
Nestle SA (Reg.)	76,928	23,008,146
TOTAL CONSUMER STAPLES		144,763,732
ENERGY - 13.5%
Energy Equipment & Services - 5.4%
Halliburton Co.	834,400	51,699,424
National Oilwell Varco, Inc. (a)	382,100	23,957,670
Noble Corp.	334,800	23,616,792
Schlumberger Ltd. (NY Shares)	419,800	40,783,570
Smith International, Inc.	322,000	11,949,420
Weatherford International Ltd. (a)	627,600	22,719,120
		174,725,996
Oil, Gas & Consumable Fuels - 8.1%
Amerada Hess Corp.	140,400	17,805,528
Apache Corp.	505,800	34,657,416
ConocoPhillips	636,500	37,031,570

	Shares	Value
Forest Oil Corp. (a)	328,100	$ 14,951,517
Occidental Petroleum Corp.	602,000	48,087,760
Total SA sponsored ADR	291,100	36,795,040
Valero Energy Corp.	999,800	51,589,680
XTO Energy, Inc.	500,000	21,970,000
		262,888,511
TOTAL ENERGY		437,614,507
FINANCIALS - 27.3%
Capital Markets - 3.9%
Goldman Sachs Group, Inc.	601,900	76,868,649
UBS AG (NY Shares)	516,900	49,183,035
		126,051,684
Commercial Banks - 4.0%
Bank of America Corp.	2,401,400	110,824,610
Standard Chartered PLC (United Kingdom)	581,505	12,964,115
State Bank of India	302,134	6,628,617
		130,417,342
Diversified Financial Services - 1.6%
JPMorgan Chase & Co.	1,287,500	51,100,875
Insurance - 17.4%
ACE Ltd.	1,680,170	89,788,285
AMBAC Financial Group, Inc.	1,022,900	78,824,674
American International Group, Inc.	3,343,964	228,158,664
Hartford Financial Services Group, Inc.	391,500	33,625,935
W.R. Berkley Corp.	1,143,576	54,457,089
XL Capital Ltd. Class A	1,142,600	76,988,388
		561,843,035
Thrifts & Mortgage Finance - 0.4%
Fannie Mae	307,300	14,999,313
TOTAL FINANCIALS		884,412,249
HEALTH CARE - 9.4%
Biotechnology - 1.4%
Cephalon, Inc. (a)	687,700	44,521,698
Health Care Equipment & Supplies - 0.5%
Waters Corp. (a)	424,000	16,027,200
Health Care Providers & Services - 3.4%
UnitedHealth Group, Inc.	1,746,800	108,546,152
Pharmaceuticals - 4.1%
Allergan, Inc.	197,700	21,343,692
Johnson & Johnson	1,213,400	72,925,340
Roche Holding AG (participation certificate)	132,447	19,887,209
Teva Pharmaceutical Industries Ltd. sponsored ADR	469,400	20,188,894
		134,345,135
TOTAL HEALTH CARE		303,440,185
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 12.4%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	1,557,500	$ 58,016,875
Commercial Services & Supplies - 3.0%
Robert Half International, Inc.	2,564,580	97,171,936
Industrial Conglomerates - 5.4%
General Electric Co.	4,962,700	173,942,635
Machinery - 0.6%
Deere & Co.	303,900	20,698,629
Road & Rail - 1.6%
Burlington Northern Santa Fe Corp.	311,500	22,060,430
Norfolk Southern Corp.	696,100	31,206,163
		53,266,593
TOTAL INDUSTRIALS		403,096,668
INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 0.8%
Research In Motion Ltd. (a)	400,000	26,407,466
Computers & Peripherals - 2.5%
Dell, Inc. (a)	2,720,900	81,599,791
Electronic Equipment & Instruments - 1.3%
Amphenol Corp. Class A	386,690	17,114,899
CDW Corp.	251,700	14,490,369
National Instruments Corp.	316,700	10,150,235
		41,755,503
Internet Software & Services - 3.2%
Google, Inc. Class A (sub. vtg.) (a)	195,700	81,188,102
Yahoo!, Inc. (a)	579,500	22,704,810
		103,892,912
IT Services - 0.6%
Affiliated Computer Services, Inc. Class A (a)	288,100	17,049,758
Office Electronics - 0.6%
Zebra Technologies Corp. Class A (a)	435,900	18,678,315
Semiconductors & Semiconductor Equipment - 3.3%
ARM Holdings PLC sponsored ADR	3,613,400	22,439,214
FormFactor, Inc. (a)	357,300	8,728,839
Intel Corp.	3,055,000	76,252,800
		107,420,853
Software - 5.7%
Cognos, Inc. (a)	400,000	13,952,088
Microsoft Corp.	4,182,198	109,364,478
Oracle Corp. (a)	2,824,900	34,492,029
Symantec Corp. (a)	1,533,200	26,831,000
		184,639,595
TOTAL INFORMATION TECHNOLOGY		581,444,193

	Shares	Value
MATERIALS - 0.3%
Metals & Mining - 0.3%
Mittal Steel Co. NV Class A (NY Shares)	400,000	$ 10,532,000
TOTAL COMMON STOCKS (Cost $2,970,573,747)		3,227,796,579
Nonconvertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Biotechnology - 0.0%
GeneProt, Inc. Series A (a)(d)	262,000	262
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,426,590)		262
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 4.28% (b)	11,748,195	11,748,195
Fidelity Securities Lending Cash Central Fund, 4.35% (b)(c)	51,986,450	51,986,450
TOTAL MONEY MARKET FUNDS (Cost $63,734,645)		63,734,645
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $3,035,734,982)	3,291,531,486
NET OTHER ASSETS - (1.7)%		(56,178,285)
NET ASSETS - 100%		$ 3,235,353,201
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $262 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$ 1,426,590
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 247,400
Fidelity Securities Lending Cash Central Fund	78,923
Total	$ 326,323
Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $3,070,156,743. Net unrealized appreciation aggregated $221,374,743, of which $373,953,139 related to appreciated investment securities and $152,578,396 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-800-433-0734 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Destiny Portfolios: Destiny I
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2005

1.827901.100

ADESI-QTLY-0206

Investments December 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 14.3%
Diversified Consumer Services - 2.5%
Apollo Group, Inc. Class A (a)	1,080,760	$ 65,342,750
Bright Horizons Family Solutions, Inc. (a)	396,760	14,699,958
		80,042,708
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	608,900	32,557,883
Starbucks Corp. (a)	521,400	15,647,214
		48,205,097
Internet & Catalog Retail - 2.8%
eBay, Inc. (a)	2,085,400	90,193,550
Media - 2.0%
Clear Channel Outdoor Holding, Inc. Class A	248,100	4,974,405
Lamar Advertising Co. Class A (a)	403,500	18,617,490
Univision Communications, Inc. Class A (a)	1,379,600	40,546,444
		64,138,339
Specialty Retail - 5.2%
Aeropostale, Inc. (a)	682,700	17,955,010
Home Depot, Inc.	2,582,500	104,539,600
Staples, Inc.	2,036,200	46,242,102
		168,736,712
Textiles, Apparel & Luxury Goods - 0.3%
Fossil, Inc. (a)	519,602	11,176,639
TOTAL CONSUMER DISCRETIONARY		462,493,045
CONSUMER STAPLES - 4.5%
Food & Staples Retailing - 3.8%
CVS Corp.	509,300	13,455,706
Wal-Mart Stores, Inc.	2,314,100	108,299,880
		121,755,586
Food Products - 0.7%
Nestle SA (Reg.)	76,928	23,008,146
TOTAL CONSUMER STAPLES		144,763,732
ENERGY - 13.5%
Energy Equipment & Services - 5.4%
Halliburton Co.	834,400	51,699,424
National Oilwell Varco, Inc. (a)	382,100	23,957,670
Noble Corp.	334,800	23,616,792
Schlumberger Ltd. (NY Shares)	419,800	40,783,570
Smith International, Inc.	322,000	11,949,420
Weatherford International Ltd. (a)	627,600	22,719,120
		174,725,996
Oil, Gas & Consumable Fuels - 8.1%
Amerada Hess Corp.	140,400	17,805,528
Apache Corp.	505,800	34,657,416
ConocoPhillips	636,500	37,031,570

	Shares	Value
Forest Oil Corp. (a)	328,100	$ 14,951,517
Occidental Petroleum Corp.	602,000	48,087,760
Total SA sponsored ADR	291,100	36,795,040
Valero Energy Corp.	999,800	51,589,680
XTO Energy, Inc.	500,000	21,970,000
		262,888,511
TOTAL ENERGY		437,614,507
FINANCIALS - 27.3%
Capital Markets - 3.9%
Goldman Sachs Group, Inc.	601,900	76,868,649
UBS AG (NY Shares)	516,900	49,183,035
		126,051,684
Commercial Banks - 4.0%
Bank of America Corp.	2,401,400	110,824,610
Standard Chartered PLC (United Kingdom)	581,505	12,964,115
State Bank of India	302,134	6,628,617
		130,417,342
Diversified Financial Services - 1.6%
JPMorgan Chase & Co.	1,287,500	51,100,875
Insurance - 17.4%
ACE Ltd.	1,680,170	89,788,285
AMBAC Financial Group, Inc.	1,022,900	78,824,674
American International Group, Inc.	3,343,964	228,158,664
Hartford Financial Services Group, Inc.	391,500	33,625,935
W.R. Berkley Corp.	1,143,576	54,457,089
XL Capital Ltd. Class A	1,142,600	76,988,388
		561,843,035
Thrifts & Mortgage Finance - 0.4%
Fannie Mae	307,300	14,999,313
TOTAL FINANCIALS		884,412,249
HEALTH CARE - 9.4%
Biotechnology - 1.4%
Cephalon, Inc. (a)	687,700	44,521,698
Health Care Equipment & Supplies - 0.5%
Waters Corp. (a)	424,000	16,027,200
Health Care Providers & Services - 3.4%
UnitedHealth Group, Inc.	1,746,800	108,546,152
Pharmaceuticals - 4.1%
Allergan, Inc.	197,700	21,343,692
Johnson & Johnson	1,213,400	72,925,340
Roche Holding AG (participation certificate)	132,447	19,887,209
Teva Pharmaceutical Industries Ltd. sponsored ADR	469,400	20,188,894
		134,345,135
TOTAL HEALTH CARE		303,440,185
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 12.4%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	1,557,500	$ 58,016,875
Commercial Services & Supplies - 3.0%
Robert Half International, Inc.	2,564,580	97,171,936
Industrial Conglomerates - 5.4%
General Electric Co.	4,962,700	173,942,635
Machinery - 0.6%
Deere & Co.	303,900	20,698,629
Road & Rail - 1.6%
Burlington Northern Santa Fe Corp.	311,500	22,060,430
Norfolk Southern Corp.	696,100	31,206,163
		53,266,593
TOTAL INDUSTRIALS		403,096,668
INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 0.8%
Research In Motion Ltd. (a)	400,000	26,407,466
Computers & Peripherals - 2.5%
Dell, Inc. (a)	2,720,900	81,599,791
Electronic Equipment & Instruments - 1.3%
Amphenol Corp. Class A	386,690	17,114,899
CDW Corp.	251,700	14,490,369
National Instruments Corp.	316,700	10,150,235
		41,755,503
Internet Software & Services - 3.2%
Google, Inc. Class A (sub. vtg.) (a)	195,700	81,188,102
Yahoo!, Inc. (a)	579,500	22,704,810
		103,892,912
IT Services - 0.6%
Affiliated Computer Services, Inc. Class A (a)	288,100	17,049,758
Office Electronics - 0.6%
Zebra Technologies Corp. Class A (a)	435,900	18,678,315
Semiconductors & Semiconductor Equipment - 3.3%
ARM Holdings PLC sponsored ADR	3,613,400	22,439,214
FormFactor, Inc. (a)	357,300	8,728,839
Intel Corp.	3,055,000	76,252,800
		107,420,853
Software - 5.7%
Cognos, Inc. (a)	400,000	13,952,088
Microsoft Corp.	4,182,198	109,364,478
Oracle Corp. (a)	2,824,900	34,492,029
Symantec Corp. (a)	1,533,200	26,831,000
		184,639,595
TOTAL INFORMATION TECHNOLOGY		581,444,193

	Shares	Value
MATERIALS - 0.3%
Metals & Mining - 0.3%
Mittal Steel Co. NV Class A (NY Shares)	400,000	$ 10,532,000
TOTAL COMMON STOCKS (Cost $2,970,573,747)		3,227,796,579
Nonconvertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Biotechnology - 0.0%
GeneProt, Inc. Series A (a)(d)	262,000	262
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,426,590)		262
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 4.28% (b)	11,748,195	11,748,195
Fidelity Securities Lending Cash Central Fund, 4.35% (b)(c)	51,986,450	51,986,450
TOTAL MONEY MARKET FUNDS (Cost $63,734,645)		63,734,645
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $3,035,734,982)	3,291,531,486
NET OTHER ASSETS - (1.7)%		(56,178,285)
NET ASSETS - 100%		$ 3,235,353,201
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $262 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$ 1,426,590
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 247,400
Fidelity Securities Lending Cash Central Fund	78,923
Total	$ 326,323
Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $3,070,156,743. Net unrealized appreciation aggregated $221,374,743, of which $373,953,139 related to appreciated investment securities and $152,578,396 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-800-433-0734 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Destiny Portfolios: Destiny II
Class A

December 31, 2005

1.811326.101

DESIIN-QTLY-0206

Investments December 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.6%
Michelin SA (Compagnie Generale des Etablissements) Series B	620,205	$ 34,861,226
Hotels, Restaurants & Leisure - 0.8%
Domino's Pizza, Inc.	974,800	23,590,160
WMS Industries, Inc. (a)	661,300	16,592,017
		40,182,177
Internet & Catalog Retail - 0.3%
Expedia, Inc. (a)	664,300	15,916,628
Leisure Equipment & Products - 0.4%
Marvel Entertainment, Inc. (a)	1,200,300	19,660,914
Media - 1.9%
DreamWorks Animation SKG, Inc. Class A (a)	1,479,800	36,343,888
Getty Images, Inc. (a)	22,200	1,981,794
Lamar Advertising Co. Class A (a)	106,964	4,935,319
News Corp. Class A	942,600	14,657,430
Omnicom Group, Inc.	81,100	6,904,043
Pixar (a)	612,177	32,273,971
Univision Communications, Inc. Class A (a)	85,424	2,510,611
		99,607,056
Specialty Retail - 1.5%
Gamestop Corp.:
Class A (a)	428,051	13,620,583
Class B (a)	882,300	25,498,470
Staples, Inc.	1,261,850	28,656,614
The Game Group PLC	11,719,089	14,425,123
		82,200,790
TOTAL CONSUMER DISCRETIONARY		292,428,791
CONSUMER STAPLES - 11.5%
Beverages - 1.0%
Coca-Cola Enterprises, Inc.	921,300	17,661,321
The Coca-Cola Co.	877,800	35,384,118
		53,045,439
Food & Staples Retailing - 1.9%
CVS Corp.	2,892,400	76,417,208
Wal-Mart Stores, Inc.	554,800	25,964,640
		102,381,848
Food Products - 3.1%
Campbell Soup Co.	171,300	5,099,601
Hormel Foods Corp.	963,965	31,502,376
Nestle SA:
(Reg.)	85,370	25,533,037
sponsored ADR	899,800	67,260,050
Smithfield Foods, Inc. (a)	1,135,500	34,746,300
		164,141,364

	Shares	Value
Household Products - 1.5%
Colgate-Palmolive Co.	985,600	$ 54,060,160
Procter & Gamble Co.	439,975	25,465,753
		79,525,913
Tobacco - 4.0%
Altria Group, Inc.	2,814,300	210,284,496
TOTAL CONSUMER STAPLES		609,379,060
ENERGY - 1.7%
Energy Equipment & Services - 1.5%
Diamond Offshore Drilling, Inc.	577,700	40,184,812
ENSCO International, Inc.	428,500	19,003,975
Halliburton Co.	85,700	5,309,972
Pride International, Inc. (a)	370,400	11,389,800
		75,888,559
Oil, Gas & Consumable Fuels - 0.2%
BP PLC sponsored ADR	100,000	6,422,000
XTO Energy, Inc.	128,600	5,650,684
		12,072,684
TOTAL ENERGY		87,961,243
FINANCIALS - 18.1%
Commercial Banks - 3.4%
Bank of America Corp.	2,357,000	108,775,550
Boston Private Financial Holdings, Inc.	24,869	756,515
Uniao de Bancos Brasileiros SA (Unibanco):
unit	2,069,200	26,025,391
GDR	27,500	1,748,175
Wachovia Corp.	856,400	45,269,304
		182,574,935
Consumer Finance - 3.2%
SLM Corp.	3,043,418	167,661,898
Diversified Financial Services - 0.3%
IntercontinentalExchange, Inc.	383,600	13,943,860
Insurance - 11.1%
ACE Ltd.	940,318	50,250,594
AFLAC, Inc.	1,285,720	59,683,122
American International Group, Inc.	6,250,300	426,457,969
Aspen Insurance Holdings Ltd.	71,900	1,701,873
Platinum Underwriters Holdings Ltd.	25,100	779,857
The St. Paul Travelers Companies, Inc.	988,400	44,151,828
XL Capital Ltd. Class A	84,500	5,693,610
		588,718,853
Thrifts & Mortgage Finance - 0.1%
Fannie Mae	129,200	6,306,252
TOTAL FINANCIALS		959,205,798
Common Stocks - continued
	Shares	Value
HEALTH CARE - 27.1%
Biotechnology - 2.6%
Affymetrix, Inc. (a)	9,900	$ 472,725
Celgene Corp. (a)	42,800	2,773,440
Cephalon, Inc. (a)	428,700	27,754,038
Charles River Laboratories International, Inc. (a)	1,480,900	62,745,733
Gilead Sciences, Inc. (a)	792,200	41,693,486
		135,439,422
Health Care Equipment & Supplies - 2.4%
Alcon, Inc.	128,100	16,601,760
C.R. Bard, Inc.	346,000	22,808,320
Inverness Medical Innovations, Inc. (a)	129,400	3,068,074
Inverness Medical Innovations, Inc. (a)(e)	83,300	1,975,043
Nobel Biocare Holding AG (Switzerland)	128,060	28,165,403
Palomar Medical Technologies, Inc. (a)	368,776	12,921,911
Phonak Holding AG	258,517	11,135,512
Straumann Holding AG	89,730	20,793,596
Syneron Medical Ltd. (a)	225,300	7,153,275
		124,622,894
Health Care Providers & Services - 8.0%
Aetna, Inc.	1,003,800	94,668,378
Emdeon Corp. (a)	2,699,300	22,836,078
Humana, Inc. (a)	1,480,700	80,446,431
UnitedHealth Group, Inc.	3,555,580	220,943,741
WebMD Health Corp. Class A	216,800	6,298,040
		425,192,668
Pharmaceuticals - 14.1%
Allergan, Inc.	299,800	32,366,408
Barr Pharmaceuticals, Inc. (a)	413,000	25,725,770
Cipla Ltd.	3,289,066	32,748,118
Johnson & Johnson	2,850,500	171,315,050
Merck & Co., Inc.	428,500	13,630,585
Novartis AG sponsored ADR	920,100	48,286,848
Pfizer, Inc.	1,285,600	29,980,192
Roche Holding AG (participation certificate)	725,956	109,003,896
Sepracor, Inc. (a)	948,700	48,952,920
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,370,397	58,940,775
Wyeth	3,792,200	174,706,654
		745,657,216
TOTAL HEALTH CARE		1,430,912,200
INDUSTRIALS - 6.8%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	2,034,900	75,800,025

	Shares	Value
The Boeing Co.	83,900	$ 5,893,136
United Technologies Corp.	900,000	50,319,000
		132,012,161
Industrial Conglomerates - 4.0%
General Electric Co.	5,957,100	208,796,355
Machinery - 0.3%
Toro Co.	385,600	16,877,712
TOTAL INDUSTRIALS		357,686,228
INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 5.9%
Alcatel SA sponsored ADR (a)	6,299,100	78,108,840
Avaya, Inc. (a)	600,000	6,402,000
CIENA Corp. (a)(d)	38,594,900	114,626,853
Corning, Inc. (a)	773,000	15,197,180
Finisar Corp. (a)(d)	16,548,100	34,420,048
NMS Communications Corp. (a)	2,162,070	7,545,624
Nokia Corp. sponsored ADR	216,600	3,963,780
Nortel Networks Corp. (a)	6,856,200	20,979,972
Sonus Networks, Inc. (a)	3,955,089	14,712,931
Sycamore Networks, Inc. (a)	4,029,800	17,408,736
		313,365,964
Computers & Peripherals - 0.4%
Dell, Inc. (a)	109,409	3,281,176
Sun Microsystems, Inc. (a)	4,585,100	19,211,569
		22,492,745
Internet Software & Services - 0.8%
aQuantive, Inc. (a)	455,800	11,504,392
Google, Inc. Class A (sub. vtg.) (a)	42,900	17,797,494
The Knot, Inc. (a)	143,900	1,646,216
Yahoo!, Inc. (a)	255,479	10,009,667
		40,957,769
Semiconductors & Semiconductor Equipment - 4.7%
Applied Materials, Inc.	1,306,900	23,445,786
Applied Micro Circuits Corp. (a)	9,428,290	24,230,705
ASML Holding NV (NY Shares) (a)	1,839,700	36,941,176
ATI Technologies, Inc. (a)	3,984,700	67,865,520
Intel Corp.	8,510	212,410
Linear Technology Corp.	320,400	11,556,828
LTX Corp. (a)	1,929,800	8,684,100
Mindspeed Technologies, Inc. (a)	835,700	1,963,895
PMC-Sierra, Inc. (a)	3,090,050	23,824,286
Silicon On Insulator Technologies SA (SOITEC) (a)	222,200	3,585,392
Teradyne, Inc. (a)	2,824,800	41,157,336
Xilinx, Inc.	85,677	2,159,917
		245,627,351
Software - 8.8%
Activision, Inc. (a)	3,126,200	42,953,988
Cadence Design Systems, Inc. (a)	2,730,800	46,205,136
Gameloft (a)	400,345	2,587,758
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	10,839,746	$ 283,459,358
NDS Group PLC sponsored ADR (a)	272,900	11,229,835
Oracle Corp. (a)	3,276,300	40,003,623
Take-Two Interactive Software, Inc. (a)	888,400	15,724,680
THQ, Inc. (a)	933,994	22,275,757
		464,440,135
TOTAL INFORMATION TECHNOLOGY		1,086,883,964
MATERIALS - 1.5%
Metals & Mining - 1.5%
Apex Silver Mines Ltd. (a)	1,093,300	17,383,470
Newmont Mining Corp.	856,500	45,737,100
Placer Dome, Inc.	685,200	15,689,668
		78,810,238
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	1,068,500	26,167,565
Qwest Communications International, Inc. (a)	856,900	4,841,485
Verizon Communications, Inc.	2,570,100	77,411,412
		108,420,462
Wireless Telecommunication Services - 1.4%
Sprint Nextel Corp.	3,128,000	73,070,080
TOTAL TELECOMMUNICATION SERVICES		181,490,542
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
TXU Corp.	146,800	7,367,892
TOTAL COMMON STOCKS (Cost $4,731,915,532)		5,092,125,956
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	27,000	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
GeneProt, Inc. Series A (a)(e) (Cost $1,793,525)	255,000	255
Convertible Bonds - 0.4%
		Principal Amount	Value
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
CIENA Corp. 3.75% 2/1/08		$ 22,990,000	$ 21,265,750
TOTAL CONVERTIBLE BONDS (Cost $21,623,561)			21,265,750
Money Market Funds - 4.2%
	Shares
Fidelity Cash Central Fund, 4.28% (b)	193,787,246	193,787,246
Fidelity Securities Lending Cash Central Fund, 4.35% (b)(c)	28,570,125	28,570,125
TOTAL MONEY MARKET FUNDS (Cost $222,357,371)		222,357,371
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $4,977,689,989)	5,335,749,332
NET OTHER ASSETS - (0.9)%		(50,171,128)
NET ASSETS - 100%		$ 5,285,578,204
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,975,298 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 405,050
GeneProt, Inc. Series A	7/7/00	$ 1,388,475
Inverness Medical Innovations, Inc.	12/14/05	$ 1,922,564
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 3,833,708
Fidelity Securities Lending Cash Central Fund	348,674
Total	$ 4,182,382
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CIENA Corp.	$ 103,046,328	$ -	$ 1,087,443	$ -	$ 114,626,853
Finisar Corp.	26,351,402	-	4,928,884	-	34,420,048
GameStop Corp. Class A	59,021,985	-	2,590,678	-	-
Total	$ 188,419,715	$ -	$ 8,607,005	$ -	$ 149,046,901
Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $4,993,090,557. Net unrealized appreciation aggregated $342,658,775, of which $469,987,194 related to appreciated investment securities and $127,328,419 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-800-433-0734 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Destiny Portfolios: Destiny II
Class O

December 31, 2005

1.811327.101

DESIIO-QTLY-0206

Investments December 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.6%
Michelin SA (Compagnie Generale des Etablissements) Series B	620,205	$ 34,861,226
Hotels, Restaurants & Leisure - 0.8%
Domino's Pizza, Inc.	974,800	23,590,160
WMS Industries, Inc. (a)	661,300	16,592,017
		40,182,177
Internet & Catalog Retail - 0.3%
Expedia, Inc. (a)	664,300	15,916,628
Leisure Equipment & Products - 0.4%
Marvel Entertainment, Inc. (a)	1,200,300	19,660,914
Media - 1.9%
DreamWorks Animation SKG, Inc. Class A (a)	1,479,800	36,343,888
Getty Images, Inc. (a)	22,200	1,981,794
Lamar Advertising Co. Class A (a)	106,964	4,935,319
News Corp. Class A	942,600	14,657,430
Omnicom Group, Inc.	81,100	6,904,043
Pixar (a)	612,177	32,273,971
Univision Communications, Inc. Class A (a)	85,424	2,510,611
		99,607,056
Specialty Retail - 1.5%
Gamestop Corp.:
Class A (a)	428,051	13,620,583
Class B (a)	882,300	25,498,470
Staples, Inc.	1,261,850	28,656,614
The Game Group PLC	11,719,089	14,425,123
		82,200,790
TOTAL CONSUMER DISCRETIONARY		292,428,791
CONSUMER STAPLES - 11.5%
Beverages - 1.0%
Coca-Cola Enterprises, Inc.	921,300	17,661,321
The Coca-Cola Co.	877,800	35,384,118
		53,045,439
Food & Staples Retailing - 1.9%
CVS Corp.	2,892,400	76,417,208
Wal-Mart Stores, Inc.	554,800	25,964,640
		102,381,848
Food Products - 3.1%
Campbell Soup Co.	171,300	5,099,601
Hormel Foods Corp.	963,965	31,502,376
Nestle SA:
(Reg.)	85,370	25,533,037
sponsored ADR	899,800	67,260,050
Smithfield Foods, Inc. (a)	1,135,500	34,746,300
		164,141,364

	Shares	Value
Household Products - 1.5%
Colgate-Palmolive Co.	985,600	$ 54,060,160
Procter & Gamble Co.	439,975	25,465,753
		79,525,913
Tobacco - 4.0%
Altria Group, Inc.	2,814,300	210,284,496
TOTAL CONSUMER STAPLES		609,379,060
ENERGY - 1.7%
Energy Equipment & Services - 1.5%
Diamond Offshore Drilling, Inc.	577,700	40,184,812
ENSCO International, Inc.	428,500	19,003,975
Halliburton Co.	85,700	5,309,972
Pride International, Inc. (a)	370,400	11,389,800
		75,888,559
Oil, Gas & Consumable Fuels - 0.2%
BP PLC sponsored ADR	100,000	6,422,000
XTO Energy, Inc.	128,600	5,650,684
		12,072,684
TOTAL ENERGY		87,961,243
FINANCIALS - 18.1%
Commercial Banks - 3.4%
Bank of America Corp.	2,357,000	108,775,550
Boston Private Financial Holdings, Inc.	24,869	756,515
Uniao de Bancos Brasileiros SA (Unibanco):
unit	2,069,200	26,025,391
GDR	27,500	1,748,175
Wachovia Corp.	856,400	45,269,304
		182,574,935
Consumer Finance - 3.2%
SLM Corp.	3,043,418	167,661,898
Diversified Financial Services - 0.3%
IntercontinentalExchange, Inc.	383,600	13,943,860
Insurance - 11.1%
ACE Ltd.	940,318	50,250,594
AFLAC, Inc.	1,285,720	59,683,122
American International Group, Inc.	6,250,300	426,457,969
Aspen Insurance Holdings Ltd.	71,900	1,701,873
Platinum Underwriters Holdings Ltd.	25,100	779,857
The St. Paul Travelers Companies, Inc.	988,400	44,151,828
XL Capital Ltd. Class A	84,500	5,693,610
		588,718,853
Thrifts & Mortgage Finance - 0.1%
Fannie Mae	129,200	6,306,252
TOTAL FINANCIALS		959,205,798
Common Stocks - continued
	Shares	Value
HEALTH CARE - 27.1%
Biotechnology - 2.6%
Affymetrix, Inc. (a)	9,900	$ 472,725
Celgene Corp. (a)	42,800	2,773,440
Cephalon, Inc. (a)	428,700	27,754,038
Charles River Laboratories International, Inc. (a)	1,480,900	62,745,733
Gilead Sciences, Inc. (a)	792,200	41,693,486
		135,439,422
Health Care Equipment & Supplies - 2.4%
Alcon, Inc.	128,100	16,601,760
C.R. Bard, Inc.	346,000	22,808,320
Inverness Medical Innovations, Inc. (a)	129,400	3,068,074
Inverness Medical Innovations, Inc. (a)(e)	83,300	1,975,043
Nobel Biocare Holding AG (Switzerland)	128,060	28,165,403
Palomar Medical Technologies, Inc. (a)	368,776	12,921,911
Phonak Holding AG	258,517	11,135,512
Straumann Holding AG	89,730	20,793,596
Syneron Medical Ltd. (a)	225,300	7,153,275
		124,622,894
Health Care Providers & Services - 8.0%
Aetna, Inc.	1,003,800	94,668,378
Emdeon Corp. (a)	2,699,300	22,836,078
Humana, Inc. (a)	1,480,700	80,446,431
UnitedHealth Group, Inc.	3,555,580	220,943,741
WebMD Health Corp. Class A	216,800	6,298,040
		425,192,668
Pharmaceuticals - 14.1%
Allergan, Inc.	299,800	32,366,408
Barr Pharmaceuticals, Inc. (a)	413,000	25,725,770
Cipla Ltd.	3,289,066	32,748,118
Johnson & Johnson	2,850,500	171,315,050
Merck & Co., Inc.	428,500	13,630,585
Novartis AG sponsored ADR	920,100	48,286,848
Pfizer, Inc.	1,285,600	29,980,192
Roche Holding AG (participation certificate)	725,956	109,003,896
Sepracor, Inc. (a)	948,700	48,952,920
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,370,397	58,940,775
Wyeth	3,792,200	174,706,654
		745,657,216
TOTAL HEALTH CARE		1,430,912,200
INDUSTRIALS - 6.8%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	2,034,900	75,800,025

	Shares	Value
The Boeing Co.	83,900	$ 5,893,136
United Technologies Corp.	900,000	50,319,000
		132,012,161
Industrial Conglomerates - 4.0%
General Electric Co.	5,957,100	208,796,355
Machinery - 0.3%
Toro Co.	385,600	16,877,712
TOTAL INDUSTRIALS		357,686,228
INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 5.9%
Alcatel SA sponsored ADR (a)	6,299,100	78,108,840
Avaya, Inc. (a)	600,000	6,402,000
CIENA Corp. (a)(d)	38,594,900	114,626,853
Corning, Inc. (a)	773,000	15,197,180
Finisar Corp. (a)(d)	16,548,100	34,420,048
NMS Communications Corp. (a)	2,162,070	7,545,624
Nokia Corp. sponsored ADR	216,600	3,963,780
Nortel Networks Corp. (a)	6,856,200	20,979,972
Sonus Networks, Inc. (a)	3,955,089	14,712,931
Sycamore Networks, Inc. (a)	4,029,800	17,408,736
		313,365,964
Computers & Peripherals - 0.4%
Dell, Inc. (a)	109,409	3,281,176
Sun Microsystems, Inc. (a)	4,585,100	19,211,569
		22,492,745
Internet Software & Services - 0.8%
aQuantive, Inc. (a)	455,800	11,504,392
Google, Inc. Class A (sub. vtg.) (a)	42,900	17,797,494
The Knot, Inc. (a)	143,900	1,646,216
Yahoo!, Inc. (a)	255,479	10,009,667
		40,957,769
Semiconductors & Semiconductor Equipment - 4.7%
Applied Materials, Inc.	1,306,900	23,445,786
Applied Micro Circuits Corp. (a)	9,428,290	24,230,705
ASML Holding NV (NY Shares) (a)	1,839,700	36,941,176
ATI Technologies, Inc. (a)	3,984,700	67,865,520
Intel Corp.	8,510	212,410
Linear Technology Corp.	320,400	11,556,828
LTX Corp. (a)	1,929,800	8,684,100
Mindspeed Technologies, Inc. (a)	835,700	1,963,895
PMC-Sierra, Inc. (a)	3,090,050	23,824,286
Silicon On Insulator Technologies SA (SOITEC) (a)	222,200	3,585,392
Teradyne, Inc. (a)	2,824,800	41,157,336
Xilinx, Inc.	85,677	2,159,917
		245,627,351
Software - 8.8%
Activision, Inc. (a)	3,126,200	42,953,988
Cadence Design Systems, Inc. (a)	2,730,800	46,205,136
Gameloft (a)	400,345	2,587,758
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	10,839,746	$ 283,459,358
NDS Group PLC sponsored ADR (a)	272,900	11,229,835
Oracle Corp. (a)	3,276,300	40,003,623
Take-Two Interactive Software, Inc. (a)	888,400	15,724,680
THQ, Inc. (a)	933,994	22,275,757
		464,440,135
TOTAL INFORMATION TECHNOLOGY		1,086,883,964
MATERIALS - 1.5%
Metals & Mining - 1.5%
Apex Silver Mines Ltd. (a)	1,093,300	17,383,470
Newmont Mining Corp.	856,500	45,737,100
Placer Dome, Inc.	685,200	15,689,668
		78,810,238
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	1,068,500	26,167,565
Qwest Communications International, Inc. (a)	856,900	4,841,485
Verizon Communications, Inc.	2,570,100	77,411,412
		108,420,462
Wireless Telecommunication Services - 1.4%
Sprint Nextel Corp.	3,128,000	73,070,080
TOTAL TELECOMMUNICATION SERVICES		181,490,542
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
TXU Corp.	146,800	7,367,892
TOTAL COMMON STOCKS (Cost $4,731,915,532)		5,092,125,956
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	27,000	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
GeneProt, Inc. Series A (a)(e) (Cost $1,793,525)	255,000	255
Convertible Bonds - 0.4%
		Principal Amount	Value
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
CIENA Corp. 3.75% 2/1/08		$ 22,990,000	$ 21,265,750
TOTAL CONVERTIBLE BONDS (Cost $21,623,561)			21,265,750
Money Market Funds - 4.2%
	Shares
Fidelity Cash Central Fund, 4.28% (b)	193,787,246	193,787,246
Fidelity Securities Lending Cash Central Fund, 4.35% (b)(c)	28,570,125	28,570,125
TOTAL MONEY MARKET FUNDS (Cost $222,357,371)		222,357,371
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $4,977,689,989)	5,335,749,332
NET OTHER ASSETS - (0.9)%		(50,171,128)
NET ASSETS - 100%		$ 5,285,578,204
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,975,298 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 405,050
GeneProt, Inc. Series A	7/7/00	$ 1,388,475
Inverness Medical Innovations, Inc.	12/14/05	$ 1,922,564
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 3,833,708
Fidelity Securities Lending Cash Central Fund	348,674
Total	$ 4,182,382
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CIENA Corp.	$ 103,046,328	$ -	$ 1,087,443	$ -	$ 114,626,853
Finisar Corp.	26,351,402	-	4,928,884	-	34,420,048
GameStop Corp. Class A	59,021,985	-	2,590,678	-	-
Total	$ 188,419,715	$ -	$ 8,607,005	$ -	$ 149,046,901
Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $4,993,090,557. Net unrealized appreciation aggregated $342,658,775, of which $469,987,194 related to appreciated investment securities and $127,328,419 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-800-433-0734 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Destiny Portfolios: Destiny II
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2005

1.827902.100

ADESII-QTLY-0206

Investments December 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.6%
Michelin SA (Compagnie Generale des Etablissements) Series B	620,205	$ 34,861,226
Hotels, Restaurants & Leisure - 0.8%
Domino's Pizza, Inc.	974,800	23,590,160
WMS Industries, Inc. (a)	661,300	16,592,017
		40,182,177
Internet & Catalog Retail - 0.3%
Expedia, Inc. (a)	664,300	15,916,628
Leisure Equipment & Products - 0.4%
Marvel Entertainment, Inc. (a)	1,200,300	19,660,914
Media - 1.9%
DreamWorks Animation SKG, Inc. Class A (a)	1,479,800	36,343,888
Getty Images, Inc. (a)	22,200	1,981,794
Lamar Advertising Co. Class A (a)	106,964	4,935,319
News Corp. Class A	942,600	14,657,430
Omnicom Group, Inc.	81,100	6,904,043
Pixar (a)	612,177	32,273,971
Univision Communications, Inc. Class A (a)	85,424	2,510,611
		99,607,056
Specialty Retail - 1.5%
Gamestop Corp.:
Class A (a)	428,051	13,620,583
Class B (a)	882,300	25,498,470
Staples, Inc.	1,261,850	28,656,614
The Game Group PLC	11,719,089	14,425,123
		82,200,790
TOTAL CONSUMER DISCRETIONARY		292,428,791
CONSUMER STAPLES - 11.5%
Beverages - 1.0%
Coca-Cola Enterprises, Inc.	921,300	17,661,321
The Coca-Cola Co.	877,800	35,384,118
		53,045,439
Food & Staples Retailing - 1.9%
CVS Corp.	2,892,400	76,417,208
Wal-Mart Stores, Inc.	554,800	25,964,640
		102,381,848
Food Products - 3.1%
Campbell Soup Co.	171,300	5,099,601
Hormel Foods Corp.	963,965	31,502,376
Nestle SA:
(Reg.)	85,370	25,533,037
sponsored ADR	899,800	67,260,050
Smithfield Foods, Inc. (a)	1,135,500	34,746,300
		164,141,364

	Shares	Value
Household Products - 1.5%
Colgate-Palmolive Co.	985,600	$ 54,060,160
Procter & Gamble Co.	439,975	25,465,753
		79,525,913
Tobacco - 4.0%
Altria Group, Inc.	2,814,300	210,284,496
TOTAL CONSUMER STAPLES		609,379,060
ENERGY - 1.7%
Energy Equipment & Services - 1.5%
Diamond Offshore Drilling, Inc.	577,700	40,184,812
ENSCO International, Inc.	428,500	19,003,975
Halliburton Co.	85,700	5,309,972
Pride International, Inc. (a)	370,400	11,389,800
		75,888,559
Oil, Gas & Consumable Fuels - 0.2%
BP PLC sponsored ADR	100,000	6,422,000
XTO Energy, Inc.	128,600	5,650,684
		12,072,684
TOTAL ENERGY		87,961,243
FINANCIALS - 18.1%
Commercial Banks - 3.4%
Bank of America Corp.	2,357,000	108,775,550
Boston Private Financial Holdings, Inc.	24,869	756,515
Uniao de Bancos Brasileiros SA (Unibanco):
unit	2,069,200	26,025,391
GDR	27,500	1,748,175
Wachovia Corp.	856,400	45,269,304
		182,574,935
Consumer Finance - 3.2%
SLM Corp.	3,043,418	167,661,898
Diversified Financial Services - 0.3%
IntercontinentalExchange, Inc.	383,600	13,943,860
Insurance - 11.1%
ACE Ltd.	940,318	50,250,594
AFLAC, Inc.	1,285,720	59,683,122
American International Group, Inc.	6,250,300	426,457,969
Aspen Insurance Holdings Ltd.	71,900	1,701,873
Platinum Underwriters Holdings Ltd.	25,100	779,857
The St. Paul Travelers Companies, Inc.	988,400	44,151,828
XL Capital Ltd. Class A	84,500	5,693,610
		588,718,853
Thrifts & Mortgage Finance - 0.1%
Fannie Mae	129,200	6,306,252
TOTAL FINANCIALS		959,205,798
Common Stocks - continued
	Shares	Value
HEALTH CARE - 27.1%
Biotechnology - 2.6%
Affymetrix, Inc. (a)	9,900	$ 472,725
Celgene Corp. (a)	42,800	2,773,440
Cephalon, Inc. (a)	428,700	27,754,038
Charles River Laboratories International, Inc. (a)	1,480,900	62,745,733
Gilead Sciences, Inc. (a)	792,200	41,693,486
		135,439,422
Health Care Equipment & Supplies - 2.4%
Alcon, Inc.	128,100	16,601,760
C.R. Bard, Inc.	346,000	22,808,320
Inverness Medical Innovations, Inc. (a)	129,400	3,068,074
Inverness Medical Innovations, Inc. (a)(e)	83,300	1,975,043
Nobel Biocare Holding AG (Switzerland)	128,060	28,165,403
Palomar Medical Technologies, Inc. (a)	368,776	12,921,911
Phonak Holding AG	258,517	11,135,512
Straumann Holding AG	89,730	20,793,596
Syneron Medical Ltd. (a)	225,300	7,153,275
		124,622,894
Health Care Providers & Services - 8.0%
Aetna, Inc.	1,003,800	94,668,378
Emdeon Corp. (a)	2,699,300	22,836,078
Humana, Inc. (a)	1,480,700	80,446,431
UnitedHealth Group, Inc.	3,555,580	220,943,741
WebMD Health Corp. Class A	216,800	6,298,040
		425,192,668
Pharmaceuticals - 14.1%
Allergan, Inc.	299,800	32,366,408
Barr Pharmaceuticals, Inc. (a)	413,000	25,725,770
Cipla Ltd.	3,289,066	32,748,118
Johnson & Johnson	2,850,500	171,315,050
Merck & Co., Inc.	428,500	13,630,585
Novartis AG sponsored ADR	920,100	48,286,848
Pfizer, Inc.	1,285,600	29,980,192
Roche Holding AG (participation certificate)	725,956	109,003,896
Sepracor, Inc. (a)	948,700	48,952,920
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,370,397	58,940,775
Wyeth	3,792,200	174,706,654
		745,657,216
TOTAL HEALTH CARE		1,430,912,200
INDUSTRIALS - 6.8%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	2,034,900	75,800,025

	Shares	Value
The Boeing Co.	83,900	$ 5,893,136
United Technologies Corp.	900,000	50,319,000
		132,012,161
Industrial Conglomerates - 4.0%
General Electric Co.	5,957,100	208,796,355
Machinery - 0.3%
Toro Co.	385,600	16,877,712
TOTAL INDUSTRIALS		357,686,228
INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 5.9%
Alcatel SA sponsored ADR (a)	6,299,100	78,108,840
Avaya, Inc. (a)	600,000	6,402,000
CIENA Corp. (a)(d)	38,594,900	114,626,853
Corning, Inc. (a)	773,000	15,197,180
Finisar Corp. (a)(d)	16,548,100	34,420,048
NMS Communications Corp. (a)	2,162,070	7,545,624
Nokia Corp. sponsored ADR	216,600	3,963,780
Nortel Networks Corp. (a)	6,856,200	20,979,972
Sonus Networks, Inc. (a)	3,955,089	14,712,931
Sycamore Networks, Inc. (a)	4,029,800	17,408,736
		313,365,964
Computers & Peripherals - 0.4%
Dell, Inc. (a)	109,409	3,281,176
Sun Microsystems, Inc. (a)	4,585,100	19,211,569
		22,492,745
Internet Software & Services - 0.8%
aQuantive, Inc. (a)	455,800	11,504,392
Google, Inc. Class A (sub. vtg.) (a)	42,900	17,797,494
The Knot, Inc. (a)	143,900	1,646,216
Yahoo!, Inc. (a)	255,479	10,009,667
		40,957,769
Semiconductors & Semiconductor Equipment - 4.7%
Applied Materials, Inc.	1,306,900	23,445,786
Applied Micro Circuits Corp. (a)	9,428,290	24,230,705
ASML Holding NV (NY Shares) (a)	1,839,700	36,941,176
ATI Technologies, Inc. (a)	3,984,700	67,865,520
Intel Corp.	8,510	212,410
Linear Technology Corp.	320,400	11,556,828
LTX Corp. (a)	1,929,800	8,684,100
Mindspeed Technologies, Inc. (a)	835,700	1,963,895
PMC-Sierra, Inc. (a)	3,090,050	23,824,286
Silicon On Insulator Technologies SA (SOITEC) (a)	222,200	3,585,392
Teradyne, Inc. (a)	2,824,800	41,157,336
Xilinx, Inc.	85,677	2,159,917
		245,627,351
Software - 8.8%
Activision, Inc. (a)	3,126,200	42,953,988
Cadence Design Systems, Inc. (a)	2,730,800	46,205,136
Gameloft (a)	400,345	2,587,758
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	10,839,746	$ 283,459,358
NDS Group PLC sponsored ADR (a)	272,900	11,229,835
Oracle Corp. (a)	3,276,300	40,003,623
Take-Two Interactive Software, Inc. (a)	888,400	15,724,680
THQ, Inc. (a)	933,994	22,275,757
		464,440,135
TOTAL INFORMATION TECHNOLOGY		1,086,883,964
MATERIALS - 1.5%
Metals & Mining - 1.5%
Apex Silver Mines Ltd. (a)	1,093,300	17,383,470
Newmont Mining Corp.	856,500	45,737,100
Placer Dome, Inc.	685,200	15,689,668
		78,810,238
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	1,068,500	26,167,565
Qwest Communications International, Inc. (a)	856,900	4,841,485
Verizon Communications, Inc.	2,570,100	77,411,412
		108,420,462
Wireless Telecommunication Services - 1.4%
Sprint Nextel Corp.	3,128,000	73,070,080
TOTAL TELECOMMUNICATION SERVICES		181,490,542
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
TXU Corp.	146,800	7,367,892
TOTAL COMMON STOCKS (Cost $4,731,915,532)		5,092,125,956
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	27,000	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
GeneProt, Inc. Series A (a)(e) (Cost $1,793,525)	255,000	255
Convertible Bonds - 0.4%
		Principal Amount	Value
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
CIENA Corp. 3.75% 2/1/08		$ 22,990,000	$ 21,265,750
TOTAL CONVERTIBLE BONDS (Cost $21,623,561)			21,265,750
Money Market Funds - 4.2%
	Shares
Fidelity Cash Central Fund, 4.28% (b)	193,787,246	193,787,246
Fidelity Securities Lending Cash Central Fund, 4.35% (b)(c)	28,570,125	28,570,125
TOTAL MONEY MARKET FUNDS (Cost $222,357,371)		222,357,371
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $4,977,689,989)	5,335,749,332
NET OTHER ASSETS - (0.9)%		(50,171,128)
NET ASSETS - 100%		$ 5,285,578,204
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,975,298 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 405,050
GeneProt, Inc. Series A	7/7/00	$ 1,388,475
Inverness Medical Innovations, Inc.	12/14/05	$ 1,922,564
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 3,833,708
Fidelity Securities Lending Cash Central Fund	348,674
Total	$ 4,182,382
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CIENA Corp.	$ 103,046,328	$ -	$ 1,087,443	$ -	$ 114,626,853
Finisar Corp.	26,351,402	-	4,928,884	-	34,420,048
GameStop Corp. Class A	59,021,985	-	2,590,678	-	-
Total	$ 188,419,715	$ -	$ 8,607,005	$ -	$ 149,046,901
Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $4,993,090,557. Net unrealized appreciation aggregated $342,658,775, of which $469,987,194 related to appreciated investment securities and $127,328,419 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-800-433-0734 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 17, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	February 17, 2006